Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities	6 Months Ended
Jan. 31, 2026
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Abstract]
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES, AND OTHER LONG-TERM LIABILITIES

NOTE 10 – ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES, AND OTHER LONG-TERM LIABILITIES

Accounts payable, accrued expenses and other current liabilities consisted of the following:

	As of January 31,	As of July 31,
	2026	2025
Accounts payable, accrued expenses and other current liabilities:

Service fee payable to a consulting firm (a)	$1,040,000	$-
Payable to Li Meng (b)	$328,747	$328,747
Accrued payroll	299,566	164,585
Accrued rental	11,000	5,000
Others	7,627	7,627
	$1,686,940	$505,959
Current portion of long-term payables:
Accrued litigation fee (c)	-	250,000

(a)	On April 20, 2025, the Company entered into a framework agreement with a consulting firm. Pursuant to the agreement, the consulting firm provides consulting and professional services to the Company. Fees are settled based on delivery milestones stipulated in the underlying contracts with customers and recognized according to the actual project completion progress. As of January 31, 2026, the Company has accrued service fee payable of $1,040,000.

(b)	It represents a refundable advance from Mr. Li Meng for a financial advisory service that was subsequently cancelled. It was recorded in accounts payable, accrued expenses and other current liabilities as of January 31, 2026 and July 31, 2025.

(c)	On September 24, 2024, the Company and Boustead Securities, LLC (“Boustead”) entered into a settlement agreement, pursuant to which the Company would compensate Boustead in the amount of $1,000,000 (Note 15). The compensation is payable in three instalments, with first instalment of $250,000 payable with execution of settlement agreement, the second instalment of $500,000 payable before March 1, 2025, and the final instalment of $250,000 payable before December 31, 2025. The Company made all payments as schedule and the obligation was fully settled as of January 31, 2026.